Share Capital (Details) - Schedule of per share amounts disclosed reflect the retrospective application of the share consolidation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2020
Schedule Of Per Share Amounts Disclosed Reflect The Retrospective Application Of The Share Consolidation Abstract
Balance	$ 8,216,533		$ 5,063,088
Balance	156,236	6,834	90,294
Issued for cash, net of issuance costs	$ 910,363	$ 1,484,241	$ 1,561,178
Issued for cash, net of issuance costs	1,244	18,983	43,515
Exercise of pre-funded warrants	$ 423,276
Exercise of pre-funded warrants	562
Stock options exercised		$ 8,350	$ 16,209
Stock options exercised		217	482
DSUs redeemed	$ 10,050	$ 14,586	$ 7,692
DSUs redeemed	64	331	128
Warrants exercised			$ 61,189
Warrants exercised			2,286
Balance	$ 9,560,222	$ 8,216,533	$ 6,709,356
Balance	158,106	156,236	136,705